Leases (Details) - Schedule of estimated future undiscounted cash flows for operating leases - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule of Estimated Future Undiscounted Cash Flows for Operating Leases [Abstract]
2023	$ 916	$ 858
2024	768	916
2025	706	768
2026	219	706
2027		219
Thereafter		5,681
Total undiscounted lease payments	8,909	9,148
Less: imputed interest	3,249	3,345
Present value of lease liabilities	$ 5,660	$ 5,803